SHARE-BASED COMPENSATION - Plan Non Vested Share Awards (Details) $ / shares in Units, ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 shares	Dec. 31, 2017 RUB (₽)
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options, RSUs and SARs	$ 217.6			₽ 12,534
Weighted average period for recognition of unamortized share-based compensation expense	3 years 4 months 17 days
Options
Options, Quantity
Non-vested at the beginning of the period (in shares)	937
Granted (in shares)	1,680,000	0	0
Vested (in shares)	(937)
Non-vested at the end of the period (in shares)	1,680,000	937
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 2.58
Granted (in dollars per share) | $ / shares	11.86
Vested (in dollars per share) | $ / shares	2.58
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 11.86	$ 2.58
SARs
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)	866
Granted (in shares)	0	0	0
Non-vested at the end of the period (in shares)	866	866
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 12.45
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 12.45	$ 12.45
RSUs
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)	6,919,190
Granted (in shares)	5,134,522
Vested (in shares)	(2,728,219)
Forfeited (in shares)	(486,217)
Cancelled (in shares)	(2,939)
Non-vested at the end of the period (in shares)	8,836,337	6,919,190
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 19.41
Granted (in dollars per share) | $ / shares	29.10
Vested (in dollars per share) | $ / shares	20.71
Forfeited (in dollars per share) | $ / shares	20.49
Cancelled | $ / shares	19.01
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 24.57	$ 19.41